SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 291,066
Notes receivable	1,154,176
Derivative liability	5,560,002
Total	7,005,244
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	164,286
Notes receivable
Derivative liability
Total	164,286
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	126,780
Notes receivable	1,154,176
Derivative liability
Total	1,280,956
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Notes receivable
Derivative liability	5,560,002	748,634
Total	$ 5,560,002	$ 748,634